UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           [_]; Amendment Number: ____

This Amendment (Check only one):   [_] is a restatement
                                   [_] adds new holding entries.

Institutional Manager Filing this Report:

Name:     MCM Capital Management, LLC

Address:  1370 Avenue of the Americas
          New York, New York  10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Rivera, Esq.
Title:    Chief Financial Officer & General Counsel
Phone:    (212) 586-4333


Signature, Place and Date of Signing:

   /s/ Alan Rivera              New York, New York            August 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        6

Form 13F Information Table Value Total: $557,351
                                       (thousands)


Confidential Information has been omitted from this public Form 13F report and has been filed separately with the Securities and Exchange Commission.


List of Other Included Managers:  None

                                                           FORM 13F INFORMATION TABLE


                                                                        Shrs or    Sh/Put    Invstmt  Other       Voting Authority
Name of Issuer                Title of Class    CUSIP       Value       Prn Amt    Prn/Call  Dscrtn   Mngrs   Sole     Shared   None
Andrx Corp.                    Andrx Group    034553107   210,553,605   9,079,500  Sh        Sole     None     9,079,500
Benchmark Electronics Inc.     Common         08160H10      3,185,046     132,050  Sh        Sole     None      132,050
Brink's Co./The                Common         109696104   220,450,280   3,908,000  Sh        Sole     None     3,908,000
Checkpoint Systems Inc.        Common         162825103    32,097,892   1,445,200  Sh        Sole     None     1,445,200
Dendrite International, Inc.   Common         248239105    52,092,078   5,649,900  Sh        Sole     None     5,649,900
Paxar Corp.                    Common         704227107    38,971,922   1,894,600  Sh        Sole     None     1,894,600


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